Other Liabilities - Schedule of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Other Liabilities Disclosure [Abstract]
Returns reserve	$ 93,920	$ 109,765
Medicaid and indirect rebates	48,090	43,202
Accrued income taxes	23,509	75,384
Employees and payroll accruals	19,131	18,264
Accrued expenses	17,244	16,999
Due to customers	12,338	12,115
Royalties	6,247	4,251
Deferred revenue	799	79
Legal and audit fees	621	329
Deferred taxes	283	261
Derivative instruments		5,449
Settlements and loss contingencies		540
Other	4,427	2,975
Other current liabilities	$ 226,609	$ 289,613